EV CLASSIC SENIOR FLOATING-RATE FUND
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, EV Classic Senior Floating-Rate Fund (the "Registrant") (1933 Act File No. 333-32262) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2002 do not differ materially from those contained in Post-Effective Amendment No. 6 (Amendment No. 6") to the Registration Statement on Form N-2, and (b) that Amendment No. 6 was filed electronically with the Commission (Accession No. 0000940394-02-000235) on April 22, 2002.


EV Classic Senior Floating-Rate Fund




By:      /s/ Alan R. Dynner
         ----------------------------
         Alan R. Dynner, Esq.
         Secretary

Date:    May 2, 2002